Stock Award Plans - Option Activity (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period	1,903,578
Options granted	0
Options exercised	(500,504)
Options forfeited	(154,065)
Options outstanding at end of period	1,249,009	1,903,578
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, weighted average exercise price at beginning of period	$ 20.93
Options granted, weighted average exercise price	$ 0.00
Options exercised, weighted average exercise price	$ 20.30
Options forfeited, weighted average exercise price	$ 21.43
Options outstanding, weighted average exercise price at end of period	$ 21.11	$ 20.93
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable	1,103,214
Options exercisable, weighted average exercise price	$ 21.66
Options outstanding, weighted average remaining contractual term	4 years	4 years
Options exercisable, weighted average remaining contractual term	3 years
Options outstanding, aggregate intrinsic value	$ 1,859	$ 2,563
Options exercisable, aggregate intrinsic value	$ 1,363